Litigation, regulatory and similar matters (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Increase in provisions recognized in the income statement		SFr 988	SFr 1,433
Release of provisions recognized in the income statement		(371)	(288)
Provisions used in conformity with designated purpose		(1,604)	(1,152)
Foreign currency translation / unwind of discount		(68)	10
Litigation, regulatory and similar matters by segment
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	3,261	2,983
Increase in provisions recognized in the income statement	[1]	682	856
Release of provisions recognized in the income statement	[1]	(209)	(48)
Provisions used in conformity with designated purpose	[1]	(1,230)	(554)
Foreign currency translation / unwind of discount	[1]	(59)	25
Balance at the end of the year	[1]	2,444	3,261
Litigation, regulatory and similar matters by segment | Wealth Management
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	292
Increase in provisions recognized in the income statement	[1]	30
Release of provisions recognized in the income statement	[1]	(4)
Provisions used in conformity with designated purpose	[1]	(135)
Foreign currency translation / unwind of discount	[1]	24
Balance at the end of the year	[1]	207	292
Litigation, regulatory and similar matters by segment | Wealth Management Americas
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	425
Increase in provisions recognized in the income statement	[1]	158
Release of provisions recognized in the income statement	[1]	(12)
Provisions used in conformity with designated purpose	[1]	(207)
Foreign currency translation / unwind of discount	[1]	(17)
Balance at the end of the year	[1]	348	425
Litigation, regulatory and similar matters by segment | Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	78
Increase in provisions recognized in the income statement	[1]	3
Release of provisions recognized in the income statement	[1]	(1)
Provisions used in conformity with designated purpose	[1]	(2)
Foreign currency translation / unwind of discount	[1]	2
Balance at the end of the year	[1]	79	78
Litigation, regulatory and similar matters by segment | Asset Management
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	5
Increase in provisions recognized in the income statement	[1]	6
Release of provisions recognized in the income statement	[1],[2]	(9)
Provisions used in conformity with designated purpose	[1]	(1)
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of the year	[1]	1	5
Increase in Provisions for Other in Note 20a corresponding to a release of Provisions for Litigation, Regulatory and Similar Matters in the business division Asset Management		5
Litigation, regulatory and similar matters by segment | Investment Bank
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	616
Increase in provisions recognized in the income statement	[1]	8
Release of provisions recognized in the income statement	[1]	(49)
Provisions used in conformity with designated purpose	[1]	(216)
Foreign currency translation / unwind of discount	[1]	(15)
Balance at the end of the year	[1]	345	616
Litigation, regulatory and similar matters by segment | Corporate Center - Services
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	259
Increase in provisions recognized in the income statement	[1]	248
Release of provisions recognized in the income statement	[1]	(6)
Provisions used in conformity with designated purpose	[1]	(262)
Foreign currency translation / unwind of discount	[1]	1
Balance at the end of the year	[1]	240	259
Litigation, regulatory and similar matters by segment | Corporate Center - Group ALM
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	0
Increase in provisions recognized in the income statement	[1]	0
Release of provisions recognized in the income statement	[1]	0
Provisions used in conformity with designated purpose	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of the year	[1]	0	0
Litigation, regulatory and similar matters by segment | CC - Non-core and Legacy Portfolio
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	1,585
Increase in provisions recognized in the income statement	[1]	229
Release of provisions recognized in the income statement	[1]	(129)
Provisions used in conformity with designated purpose	[1]	(406)
Foreign currency translation / unwind of discount	[1]	(55)
Balance at the end of the year	[1]	1,224	1,585
UBS AG
Disclosure Of Operating Segments [Line Items]
Increase in provisions recognized in the income statement		941	1,430
Release of provisions recognized in the income statement		(362)	(288)
Provisions used in conformity with designated purpose		(1,571)	(1,152)
Foreign currency translation / unwind of discount		(68)	10
UBS AG | Litigation, regulatory and similar matters by segment
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	3,261	2,983
Increase in provisions recognized in the income statement	[1]	682	856
Release of provisions recognized in the income statement	[1]	(209)	(48)
Provisions used in conformity with designated purpose	[1]	(1,230)	(554)
Foreign currency translation / unwind of discount	[1]	(59)	25
Balance at the end of the year	[1]	2,444	3,261
UBS AG | Litigation, regulatory and similar matters by segment | Wealth Management
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	292
Increase in provisions recognized in the income statement	[1]	30
Release of provisions recognized in the income statement	[1]	(4)
Provisions used in conformity with designated purpose	[1]	(135)
Foreign currency translation / unwind of discount	[1]	24
Balance at the end of the year	[1]	207	292
UBS AG | Litigation, regulatory and similar matters by segment | Wealth Management Americas
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	425
Increase in provisions recognized in the income statement	[1]	158
Release of provisions recognized in the income statement	[1]	(12)
Provisions used in conformity with designated purpose	[1]	(207)
Foreign currency translation / unwind of discount	[1]	(17)
Balance at the end of the year	[1]	348	425
UBS AG | Litigation, regulatory and similar matters by segment | Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	78
Increase in provisions recognized in the income statement	[1]	3
Release of provisions recognized in the income statement	[1]	(1)
Provisions used in conformity with designated purpose	[1]	(2)
Foreign currency translation / unwind of discount	[1]	2
Balance at the end of the year	[1]	79	78
UBS AG | Litigation, regulatory and similar matters by segment | Asset Management
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	5
Increase in provisions recognized in the income statement	[1]	6
Release of provisions recognized in the income statement	[1],[2]	(9)
Provisions used in conformity with designated purpose	[1]	(1)
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of the year	[1]	1	5
Increase in Provisions for Other in Note 20a corresponding to a release of Provisions for Litigation, Regulatory and Similar Matters in the business division Asset Management		5
UBS AG | Litigation, regulatory and similar matters by segment | Investment Bank
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	616
Increase in provisions recognized in the income statement	[1]	8
Release of provisions recognized in the income statement	[1]	(49)
Provisions used in conformity with designated purpose	[1]	(216)
Foreign currency translation / unwind of discount	[1]	(15)
Balance at the end of the year	[1]	345	616
UBS AG | Litigation, regulatory and similar matters by segment | Corporate Center - Services
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	259
Increase in provisions recognized in the income statement	[1]	248
Release of provisions recognized in the income statement	[1]	(6)
Provisions used in conformity with designated purpose	[1]	(262)
Foreign currency translation / unwind of discount	[1]	1
Balance at the end of the year	[1]	240	259
UBS AG | Litigation, regulatory and similar matters by segment | Corporate Center - Group ALM
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	0
Increase in provisions recognized in the income statement	[1]	0
Release of provisions recognized in the income statement	[1]	0
Provisions used in conformity with designated purpose	[1]	0
Foreign currency translation / unwind of discount	[1]	0
Balance at the end of the year	[1]	0	0
UBS AG | Litigation, regulatory and similar matters by segment | CC - Non-core and Legacy Portfolio
Disclosure Of Operating Segments [Line Items]
Balance at the beginning of the year	[1]	1,585
Increase in provisions recognized in the income statement	[1]	229
Release of provisions recognized in the income statement	[1]	(129)
Provisions used in conformity with designated purpose	[1]	(406)
Foreign currency translation / unwind of discount	[1]	(55)
Balance at the end of the year	[1]	SFr 1,224	SFr 1,585

[1]
Provisions, if any, for the matters described in this Note are recorded in Wealth Management (item 3), Wealth Management Americas (item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.

[2]	In 2017, a release of CHF 5 million was recognized in Provisions for litigation, regulatory and similar matters, with a corresponding increase in Other provisions.